(Loss) profit before income tax expense (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
(Loss)/profit before income tax expense
Total interest expense on borrowing	¥ 10,096,884	¥ 10,128,467	¥ 11,342,526
Less: amounts capitalized in property, plant and equipment	1,298,684	927,855	579,808
Interest expenses charged to consolidated statement of comprehensive income	8,798,200	9,200,612	10,762,718
Including: Interest expenses on lease liabilities	169,696	202,264	171,573
Depreciation of property, plant and equipment	21,490,876	21,337,932	21,122,065
Depreciation of investment properties	30,162	22,866	8,011
Depreciation of right-of-use assets	749,383	785,518	734,827
Included in other investment (income)/loss
Dividends on other equity instrument investments	(1,743)	(775)	(685)
Gains on disposal of subsidiaries			(256,009)
Investment loss of derivative financial instruments		74,870	(28,684)
Other	(5,772)	(5,588)	48,798
Included in loss/(gain) on fair value changes of financial assets/liabilities
Contingent consideration of the business combination			(17,175)
Loss/(gain) on fair value changes of trading derivatives		1,566	(19,492)
Included in other operating expenses:
Operating expense of Ruyi Pakistan Energy	3,943,171	2,581,665	3,057,427
Service concession construction cost	148,578	103,177	518,291
Other materials expense	1,611,493	1,626,385	1,748,498
Electricity charges	1,109,709	973,372	898,719
Cost of sales of raw materials	1,125,710	295,330	606,103
Water charges	617,595	549,260	652,077
Insurance expense	413,985	386,435	362,147
Cleaning, greening and fire protection expense	440,704	430,476	398,478
Purchase of power generation quota	231,233	392,902	423,057
Transportation allowance	190,532	179,955	178,217
Pollutant charge	98,037	137,579	84,468
Water conservancy fund and disabled security fund	92,199	471,129	202,479
Test and inspection expense	341,511	359,997	323,434
Service charge	335,874	333,916	171,676
Heating pipeline related cost	159,990	134,915	144,300
Auditors' remuneration-audit services	32,996	39,117	42,019
Other consulting expense	114,361	97,559	111,468
Office expense	276,561	223,913	198,033
Minimum lease payments under operating lease, lease payments not included in the measurement of lease liabilities	114,909	106,031	234,139
Amortization of other non-current assets	69,717	128,177	101,902
Property management expense	99,561	95,037	76,507
Information technology maintenance expense	245,027	229,214	122,425
Travel expense	128,458	99,106	156,683
Business entertainment expense	39,678	28,553	32,825
Research and development expenditure	1,324,735	667,592	65,022
Net loss on disposal of material and supplies	13,575	167,449	6,384
Net (gain)/ loss on disposals of non-current assets	(520,878)	626,657	(69,449)
Recognition of loss allowance for receivables	103,625	172,711	74,557
(Reversal)/recognition of provision for inventory obsolescence (Note 16)	(242)	43,076	22,453
- Impairment loss of property, plant and equipment (Note 7)	28,879	7,847,378	5,719,990
Impairment loss of goodwill (Note 14)		685,036
Impairment loss on other non-current assets	63,000	349,559	464,867
Gain of Three Supplies and Property Management	(36,835)	(126,425)	(200,683)
Government grants	(2,013,149)	(739,740)	(818,101)
Penalties	45,349	22,279	23,614
Donations	37,707	55,663	47,393
Others	675,423	525,637	698,006
Total	11,702,778	¥ 20,300,072	¥ 16,879,425
Standby compensation related to power plant	707,000
Heating subsidies	208,000
Value added tax refund	212,000
Coal guarantee fund	¥ 197,000